Note 6 - Other Revenues (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Other revenue	[1]	$ 158,941,000	$ 61,967,000	$ 15,341,000
Interest income on financial assets designated at fair value through profit or loss		14,800,000	12,300,000	12,000,000
Non-customer interest income on financial assets designated at fair value through profit or loss		65,700,000	12,300,000	12,000,000
Non-customer non-interest income on financial assets designated at fair value through profit or loss		50.9
Peer-to-peer spot trades [member]
Statement Line Items [Line Items]
Other revenue		$ 1,800,000	$ 1,600,000	$ 100,000

[1]	Includes interest income from non-customers of $65.7 million, $12.3 million, and $12.0 million for the year ended December 31, 2025, 2024, and 2023, respectively.